Mortgages Payable (Tables)	12 Months Ended
Dec. 31, 2011
Mortgages Payable [Abstract]
Mortgages payable summary

Tenant Name	Stated Interest Rate(1)	Effective Interest Rate	Maturity Date(2)	Remaining Principal Balance(2)	Amortized Premium (Discount) Balance	Mortgage Payable Balance
T-Mobile USA, Inc. (3)	5.89%	5.19%	5/6/12	$ 10,664	$ 26	$ 10,690
Aviall Services, Inc. (4)	6.25%	4.63%	12/1/13	12,410	314	12,724
Aviall Services, Inc. (4)	6.25%	5.09%	9/1/14	11,671	359	12,030
MeadWestvaco Corporation	4.73%	4.84%	6/10/15	23,625	(68)	23,557
Solae, LLC(4)(5)	8.26%	8.26%	12/28/13	4,510	--	4,510
Solae, LLC(4)(5)	8.26%	8.26%	12/28/13	4,270	--	4,270
				$ 67,150	$ 631	$ 67,781

(1)     With the exception of the MeadWestvaco Corporation mortgage, the mortgages are at fixed interest rates.  The MeadWestvaco Corporation mortgage is at a floating variable interest rate calculated as the sum of the current 1 month LIBOR plus 4.50%, not to exceed an all-in interest rate of 5.5%.

(2)     The mortgages require monthly payments, with a principal payment due at maturity.

(3)     We have notified the lender that the mortgage will be paid off on March 6, 2012, as allowed for in the agreement.

(4)     These are mortgages associated with one property occupied by the applicable tenant.

(5)     As part of the assumption of these mortgages payable related to our acquisition of Solae, LLC, we also assumed an $8.8 million note receivable, upon which we will receive interest income at a stated rate of 8.14% through December 28, 2013.